American Funds Growth-Income Portfolio
American Funds® Growth-Income Portfolio
Investment Goal
This Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Growth-Income Portfolio		Class I	Class P
Management Fees	[1]	1.02%	1.02%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.25%	1.05%
Less Fee Waiver	[1][2]	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses	[1][3]	0.91%	0.71%
[1]	The table and Examples reflect the expenses of both the Fund and the Master Growth-Income Fund.
[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.41%, through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth-Income Fund.
[3]	after Fee Waiver

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example American Funds Growth-Income Portfolio (USD $)	Class I	Class P
1 year	93	73
3 years	363	300
5 years	654	546
10 years	1,481	1,252

Expense Example, No Redemption American Funds Growth-Income Portfolio (USD $)	Class I	Class P
1 year	93	73
3 years	363	300
5 years	654	546
10 years	1,481	1,252

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 2.34% of the average value of the Fund.
Principal Investment Strategies
This Fund invests all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series®, a registered open-end investment company ("Master Growth-Income Fund").

The Master Growth-Income Fund invests primarily in common stocks or other securities that the manager of the Master Growth-Income Fund ("Master Growth-Income Fund Investment Adviser") believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund's investments are not limited to a particular capitalization size. The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside of the United States.

The basic investment philosophy of the Master Growth-Income Fund Investment Adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The Master Growth-Income Fund Investment Adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Master Growth-Income Fund Investment Adviser believes that they no longer represent relatively attractive investment opportunities.
Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks, which include the principal risks of the Master Growth-Income Fund:
  Active Management Risk: There is no guarantee that a Manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund's investment goal, which could have an adverse impact on such Fund's performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and lower performance for a Fund.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give a Fund a higher risk of price volatility than investments in "undervalued" companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Price Volatility Risk: The market value of a Fund's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Redemption Risk: Because the Fund may serve as an Underlying Fund of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company's stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 15.94%; Q4 2008: (22.04%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns American Funds Growth-Income Portfolio	1 year	5 years	Since Inception	Inception Date
Class I	17.06%	0.57%	4.06%	May 02, 2005
Class P	17.30%		4.24%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	4.96%	May 02, 2005